Taxes recoverable	12 Months Ended
Dec. 31, 2018
Taxes Recoverable
Taxes recoverable
		2018	2017

Parent Company and subsidiaries in Brazil
IPI		9,050	18,226
Value-added tax on sales and services (ICMS) - normal operations	(a)	427,331	483,248
ICMS - credits from PP&E		170,998	140,904
Social integration program (PIS) and social contribution on revenue (COFINS) - normal operations		482	22,389
PIS and COFINS - credits from PP&E		255,739	223,297
IR e CSL		553,740	691,697
REINTEGRA program	(b)	20,615	102,166
Federal supervenience	(c)	688,111	140,537
Other		2,852	4,322

Foreign subsidiaries
Value-added tax ("IVA")		173,051	92,119
IR		111,948	46,939
Other		7,750	4,021
Total		2,421,667	1,969,865

Current assets		847,088	982,629
Non-current assets		1,574,579	987,236
Total		2,421,667	1,969,865

(a)             ICMS – normal operations

Accumulated ICMS credits over the past few years arises mainly from domestic sales subject to deferred taxation and export sales.

The Management of the Company has been prioritizing a series of actions to maximize the use of these credits and currently does not expect losses on the realization of cumulative balances.

(b)             REINTEGRA Program

The REINTEGRA program aims to refund to exporters the federal taxes levied on the production chain for goods sold abroad. The amount to be refunded is equivalent to the following percentages of all export revenue, in accordance with Federal Law 13,043/14 and Executive Order 8,543/15:

(i)    3%, between October 1, 2014 and February 28, 2016;

(ii)   1%, between March 1, 2016 and November 30, 2016;

(iii)  0.1% between December 1, 2016 and December 31, 2016;

(iv)  2% between January 1, 2017 and May 31, 2018; and

(v)   0.1% as of June 1, 2018.

Such credits may be realized in two ways: (i) by offsetting own debits overdue or undue related to taxes levied by the Federal Revenue Service; or (ii) by a cash reimbursement.

In the fiscal year ended December 31, 2018, the Company recognized credits in the amount of R$69,055 (R$178,716 in 2017) and offset the amount of R$144,957 (R$138,531 in 2017). In the Statement of profit or loss, credits were recognized in the item “Cost of products sold.”

(c)             Recovery of Federal Tax Credits

In March 2017, the Federal Supreme Court (STF) decided, in connection with the Extraordinary Appeal indicated by STF itself as the leading case of this discussion, that ICMS tax should not be included in the calculation base of PIS/COFINS. Despite the filing of a motion for clarification by the Federal Government requesting the prospective effects of the decision, the STF itself and all Regional Federal Appellate Courts in Brazil have applied the decision of the lead case indiscriminately. On December 31, 2018, the Extraordinary Appeal of the Federal Government, filed in a lawsuit brought by Braskem S/A itself, was ruled moot, therefore increasing the legal certainty of the Company for recognizing its right. In this scenario, Braskem recognized, as of December 31, 2018, a tax credit in the amount of R$519,830 related to PIS and COFINS for the period from March 2017 to November 2018, of which R$265,438 was recorded under “Net revenue,”, R$235,919 under “Other operating income (expenses)” and R$18,473 under “Financial income.”